Schedule of inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventories
Gold held on carbon	$ 1,669	$ 1,421
Materials and supplies	2,090	1,868
Inventories	$ 3,759	$ 3,289